COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS
Schedule of commitments
Figures in million - SA rand	2020	2019	2018
Capital expenditure
Authorised	7,534.8	5,972.3	4,411.7
Kloof	1,515.6	1,289.8	970.2
Driefontein	884.8	846.1	830.9
Beatrix	169.4	231.7	218.0
SGL corporate	961.0	762.4	-
Cooke	54.1	55.1	195.5
Burnstone	8.0	5.4	40.4
Kroondal	318.9	220.3	131.6
Platinum Mile	-	19.9	72.3
Rustenburg operation	2,573.7	2,033.1	1,830.0
Marikana	63.4	153.4	-
Other[1]	985.9	355.1	122.8
Contracted for	772.7	594.5	281.8
Other guarantees	1,487.8	1,420.5	266.7

[1] Includes authorised capital expenditure relating to DRDGOLD of R605.1 million (2019: R133.5 million, 2018: R37.5 million)